CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603




                                 July 19, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:          First Trust Exchange-Traded Fund IV


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund IV (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Pre-Effective Amendment No. 1 and under the Investment Company Act of 1940, as amended, Amendment No. 1 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Inflation Managed Fund, First Trust North American Energy
Infrastructure Fund and First Trust Senior Loan Fund, each a series of the Registrant.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                          Very truly yours,

                                          CHAPMAN AND CUTLER LLP


                                          By: /s/ Morrison C. Warren
                                             -----------------------------------
                                              Morrison C. Warren

Enclosures